Trading Financial Assets and Futures Trading Activities	12 Months Ended
Dec. 31, 2025
Trading Financial Assets and Futures Trading Activities [Abstract]
TRADING FINANCIAL ASSETS AND FUTURES TRADING ACTIVITIES
3.	Trading Financial Assets and Futures Trading Activities

During 2025, the Company engaged in speculative futures trading activities through accounts held with a licensed futures broker in the PRC. These activities were conducted to facilitate the Company’s commodity trading operations and were not designated as hedging instruments for accounting purposes.

Balances held within futures trading accounts, including margin deposits and settlement balances, are classified as trading financial assets and are measured at fair value.

As of December 31, 2025 and 2024, trading financial assets primarily consisted of balances held with a licensed futures broker related to commodity futures trading activities.

For the year ended December 31, 2025, the Company recognized:

●	realized trading gains of approximately RMB8.1 million; and

●	unrealized gains on open futures positions of approximately RMB2.1 million, which were recognized within investment income in the consolidated statements of operations.

As of December 31, 2025, the Company held open futures positions primarily relating to rubber futures contracts.

The Company’s futures trading activities expose it to market price risk associated with fluctuations in commodity prices.

Futures trading balances and open positions are measured using observable market prices and classified within Level 1 of the fair value hierarchy.

Investment income for the year ended December 31, 2025 primarily consisted of realized and unrealized gains and losses arising from futures trading activities.

Certain prior-year balances have been reclassified to conform to the current-year presentation. Specifically, balances previously presented within cash and cash equivalents relating to futures trading margin deposits and settlement balances have been reclassified to trading financial assets.

Commodity Price Risk

The Company is exposed to commodity price risk arising from fluctuations in market prices of commodities underlying its futures trading activities, including rubber-related futures contracts.

The Company engages in speculative futures trading activities through a licensed futures broker to facilitate its commodity trading operations and market activities. Changes in commodity prices may result in realized and unrealized gains or losses recognized in earnings.

As of December 31, 2025, the Company held open futures positions that were subject to market price fluctuations. The Company monitors market conditions and margin requirements on an ongoing basis.